Advance to Vendors (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Advance to Vendors [Abstract]
Allowance for credit losses	$ 80,096	$ 386,542
Advance to vendors	$ 1,858,357	$ 1,020,874